Note 8 - Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Other Liabilities [Table Text Block]
	June 30, 2016	December 31, 2015
Deferred rent	$655,304	$1,227,414
Deferred taxes	363,774	363,774
Total	$1,019,078	$1,591,188

Other liabilities consist of the following:	As of December 31,
	2015	2014
Current
Deferred rent	$63,012	$46,058
Deferred acquisition payments	-	11,184
Total	$63,012	$57,242

Long-Term
Deferred rent	$1,227,414	$1,373,163
Deferred acquisition payments	-	341
Deferred taxes	363,774	401,337
Total	$1,591,188	$1,774,841